INITIAL PUBLIC OFFERING (Details)		1 Months Ended	2 Months Ended
	Apr. 30, 2020 $ / shares shares	Apr. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2020 $ / shares
Initial Public Offering, Disclosure [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares				$ 11.50
Social Capital Member
Initial Public Offering, Disclosure [Line Items]
Units issue price (in dollars per share) | $ / shares			$ 10.00
Social Capital Member | Initial Public Offering
Initial Public Offering, Disclosure [Line Items]
Issuance of stock (in shares) | shares	41,400,000	41,400,000
Units issue price (in dollars per share) | $ / shares	$ 10.00	$ 10.00
Number of public warrants that each unit consists (in shares) | $		0.33
Social Capital Member | Initial Public Offering | Common Class A
Initial Public Offering, Disclosure [Line Items]
Number of common stocks included in each unit | shares	1	1
Number of shares called for by each public warrant (in shares) | shares	1	1
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50	$ 11.50
Social Capital Member | Over-Allotment Option
Initial Public Offering, Disclosure [Line Items]
Issuance of stock (in shares) | shares	5,400,000	5,400,000